PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.7%
Asset-Backed Securities 19.5%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$96,159
Series 2024-01A, Class A, 144A	5.360	06/20/30		100	101,248
					197,407
Collateralized Loan Obligations 17.9%
Anchorage Capital Europe CLO DAC (Ireland), Series 01A, Class A2R, 144A	1.000	01/15/31	EUR	456	470,556
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.809(c)	10/20/34		250	249,923
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.429(c)	10/20/34		250	250,625

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	10/20/31		244	243,913
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31		481	480,758
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.526(c)	10/15/30		170	169,917
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34		535	535,970
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	04/20/31		250	250,431
CVC Cordatus Loan Fund DAC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.248(c)	04/25/36	EUR	250	270,480
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.222(c)	04/15/31	EUR	250	264,348
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.500(c)	07/18/30		303	302,873

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.807%(c)	10/23/34	250	$249,910
Series 2019-10A, Class BR, 144A, 3 Month SOFR + 2.162% (Cap N/A, Floor 1.900%)	7.477(c)	10/23/34	250	250,073

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.426(c)	10/15/34	250	250,124
				4,239,901
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950	06/16/36	100	87,523
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	103,233
				190,756

Total Asset-Backed Securities (cost $4,673,343)				4,628,064
Commercial Mortgage-Backed Securities 10.2%
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	527,346
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.531(c)	05/15/36	100	99,374
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	476,174
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	505,838
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.295(cc)	07/25/26	5,460	118,587
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	286	270,037
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	417,011

Total Commercial Mortgage-Backed Securities (cost $2,786,915)				2,414,367

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 45.5%
Aerospace & Defense 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	174	$173,528
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	95	93,456
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	55,382
				148,838
Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	20,704
Sr. Unsec’d. Notes	4.750	01/15/43	185	152,335

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	60	61,264
				234,303
Banks 11.6%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	130	130,955
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	281,977

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	200	185,329
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	235,331
Sub. Notes	6.174(ff)	05/25/34	15	15,565

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,799
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	290,110
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,333
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	121,623
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	284,799

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	178,625
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	204,721

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699%(ff)	01/22/31	380	$334,049
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	40	40,836
Sr. Unsec’d. Notes	5.676(ff)	01/22/35	5	5,133
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	45	45,264
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	10	11,136

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	185,014
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,353
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	35	35,784
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	10	10,793

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	70	72,196
				2,740,725
Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	80	82,355
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	220	209,964
Commercial Services 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	180,750
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	23,830
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46	75	65,157
Gtd. Notes, 144A	4.900	05/01/33	20	19,936

Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	76,870

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Trustees of Boston University, Sec’d. Notes, Series CC	4.061%	10/01/48	100	$86,043
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	54	55,148
				507,734
Computers 0.9%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	186,750
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	28,968
				215,718
Diversified Financial Services 0.7%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,653
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	20	22,090
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28	60	57,118
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	50	43,849
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	15	15,478
				159,188
Electric 3.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	71,320
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25	115	111,954
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	197,812
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300	05/15/28	115	113,458

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co., First Mortgage	4.900%	06/15/33	135	$136,139
Public Service Electric & Gas Co., First Mortgage	5.200	08/01/33	80	82,936
				713,619
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,347
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	185,456
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	15	13,298
Gtd. Notes	5.141	03/15/52	15	12,908
				26,206
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31	10	10,200
Foods 0.1%
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32	25	22,418
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27	55	52,704
Healthcare-Products 0.4%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.086	08/10/33	90	92,793
Healthcare-Services 3.1%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	230	194,320

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178%	08/01/48	100	$77,395
HCA, Inc., Gtd. Notes	5.375	02/01/25	110	109,998
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	100	73,437
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	30	27,692
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	25	23,555
Sutter Health, Unsec’d. Notes	5.164	08/15/33	19	19,338
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	50	46,222
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	58,765
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	100	100,271
				730,993
Home Builders 1.2%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	110,563
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	85	76,063
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	105	100,286
				286,912
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	71,267
Insurance 0.9%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.400	04/05/52	40	33,446
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	29,819

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	5.250%	01/15/54	15	$15,257
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	121,409
				199,931
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	80,981
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	10	10,233
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	10	10,065
				20,298
Machinery-Diversified 0.2%
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	25	26,143
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	30	30,681
				56,824
Media 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	39,823
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	176,246

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	100	102,107
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	45	38,954
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	55	32,451
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	15	15,252
				404,833

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31	200	$171,498
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	211,389
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	100,037
Gtd. Notes	4.893	09/11/33	40	40,123

Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	80	79,448
				602,495
Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,456
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	45	44,999
				95,455
Pharmaceuticals 1.1%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	50	43,757
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	25	10,375
Gtd. Notes, 144A	5.250	01/30/30	25	10,074
Gtd. Notes, 144A	5.250	02/15/31	165	68,887

CVS Health Corp., Sr. Unsec’d. Notes	5.125	02/21/30	85	85,866
Viatris, Inc., Gtd. Notes	3.850	06/22/40	60	45,401
				264,360
Pipelines 1.3%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,498
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	90	73,882

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500%	03/01/28		60	$58,312
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26		90	90,929
					296,621
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		200	189,064
Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29		30	28,664
Sr. Unsec’d. Notes	5.800	11/15/28		35	36,268

Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28		115	113,457
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31		140	105,679
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31		25	21,010
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32		70	63,610
Welltower OP LLC, Gtd. Notes	3.100	01/15/30		125	113,199
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30		110	104,695
					586,582
Retail 0.7%
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	114,473
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	53,925
					168,398
Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	73,758

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.6%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400%	12/15/31		90	$76,054
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	61,510
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53		15	14,890
					152,454
Telecommunications 3.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.400	02/15/34		160	164,177
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	104,764
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		155	139,821
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	307,874
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	109,088
					825,724
Transportation 0.2%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		25	24,659
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		15	15,299
					39,958
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	40,376

Total Corporate Bonds (cost $11,853,889)					10,788,380
Municipal Bonds 1.3%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51		80	60,141

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165%	08/15/2122	25	$19,766
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	40	34,620
				54,386
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	25	21,466
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	74,252
Virginia 0.4%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	105,698

Total Municipal Bonds (cost $444,737)				315,943
Residential Mortgage-Backed Security 1.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,386)	7.445(c)	09/25/41	250	251,086
U.S. Government Agency Obligations 17.2%
Federal Home Loan Mortgage Corp.	3.000	01/01/52	221	195,570
Federal Home Loan Mortgage Corp.	5.000	06/01/52	95	94,219
Federal Home Loan Mortgage Corp.	5.000	09/01/52	698	689,958
Federal Home Loan Mortgage Corp.	5.500	07/01/52	158	158,495
Federal Home Loan Mortgage Corp.	5.500	11/01/52	250	251,067
Federal National Mortgage Assoc.	2.000	11/01/50	496	402,266
Federal National Mortgage Assoc.	2.000	11/01/51	60	48,346
Federal National Mortgage Assoc.	2.500	10/01/50	241	204,564
Federal National Mortgage Assoc.	3.000	02/01/52	249	217,777
Federal National Mortgage Assoc.	3.000	03/01/52	222	194,036
Federal National Mortgage Assoc.	3.500	04/01/52	222	202,246
Federal National Mortgage Assoc.	4.000	04/01/52	216	203,184

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	06/01/52	608	$587,963
Federal National Mortgage Assoc.	6.000	11/01/52	54	55,367
Federal National Mortgage Assoc.	6.000	12/01/52	105	106,820
Federal National Mortgage Assoc.	6.500	06/01/53	26	26,122
Government National Mortgage Assoc.	3.000	08/20/51	262	234,929
Government National Mortgage Assoc.	3.500	12/20/51	221	204,560

Total U.S. Government Agency Obligations (cost $4,134,154)				4,077,489
U.S. Treasury Obligations 2.9%
U.S. Treasury Bonds(k)	1.750	08/15/41	750	514,453
U.S. Treasury Strips Coupon	2.155(s)	05/15/43	440	183,649
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	10	3,322

Total U.S. Treasury Obligations (cost $973,745)				701,424

Total Long-Term Investments (cost $25,117,169)				23,176,753

	Shares
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $163,443)(wb)	163,443	163,443

TOTAL INVESTMENTS 98.4% (cost $25,280,612)		23,340,196
Other assets in excess of liabilities(z) 1.6%		368,010

Net Assets 100.0%		$23,708,206

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
DB—Deutsche Bank AG
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $245,195)	5.000%	TBA	02/13/24	$(250)	$(246,725)

Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	3 Month CME SOFR	Mar. 2024	$709,838	$541
1	3 Month CME SOFR	Jun. 2024	237,288	823

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	3 Month CME SOFR	Sep. 2024	$238,475	$1,573
18	2 Year U.S. Treasury Notes	Mar. 2024	3,701,813	20,013
16	10 Year U.S. Treasury Notes	Mar. 2024	1,797,250	19,615
8	20 Year U.S. Treasury Bonds	Mar. 2024	978,750	43,578
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	129,219	(4,563)
				81,580
Short Positions:
1	5 Year Euro-Bobl	Mar. 2024	128,095	(1,438)
7	5 Year U.S. Treasury Notes	Mar. 2024	758,734	1,077
3	10 Year U.S. Ultra Treasury Notes	Mar. 2024	350,625	(13,176)
1	Euro Schatz Index	Mar. 2024	114,760	(357)
				(13,894)
				$67,686
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/24	MSI	GBP	99	$126,330	$126,055	$—	$(275)
Euro,
Expiring 02/02/24	BNYM	EUR	1,086	1,177,550	1,173,954	—	(3,596)
				$1,303,880	$1,300,009	—	(3,871)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/24	BNYM	GBP	292	$371,451	$370,388	$1,063	$—
Expiring 03/04/24	BNYM	GBP	193	245,613	244,396	1,217	—
Euro,
Expiring 02/02/24	BNYM	EUR	1,086	1,191,585	1,173,954	17,631	—

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/04/24	BNYM	EUR	1,086	$1,179,012	$1,175,564	$3,448	$—
Expiring 03/04/24	DB	EUR	24	25,964	25,808	156	—
				$3,013,625	$2,990,110	23,515	—
						$23,515	$(3,871)
Credit default swap agreement outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at January 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	290	$(5,386)		$(5,906)		$(520)
CDX.NA.IG.41.V1	12/20/33	1.000%(Q)	963	8,472		(1,970)		(10,442)
				$3,086		$(7,876)		$(10,962)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	$(4,295)	$37,589	$41,884
	2,385	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	3,821	3,821
	1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	3,834	3,834
	1,060	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(5,390)	(5,390)
	160	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	30	(2,857)	(2,887)
					$(4,265)	$36,997	$41,262

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(373)	$(27,397)	$—	$(27,397)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/12/24	500	(8,945)	—	(8,945)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/21/24	845	(6,327)	—	(6,327)
					$(42,669)	$—	$(42,669)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of January 31, 2024, termination date 03/20/2024:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 32,076,283	7.18%
Wells Fargo & Co.	34,230,900	26,308,401	5.89%
Morgan Stanley	27,871,800	21,873,967	4.90%
Goldman Sachs Group, Inc.	28,954,200	21,429,605	4.80%
Citigroup, Inc.	26,654,100	19,638,050	4.40%
AT&T, Inc.	24,354,000	17,664,542	3.95%
Verizon Communications, Inc.	20,024,400	15,330,618	3.43%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,698,681	3.29%
Comcast Corp.	19,889,100	13,299,509	2.98%
Oracle Corp.	15,559,500	12,289,856	2.75%
Apple, Inc.	16,236,000	11,151,802	2.50%
Abbvie, Inc.	10,282,800	9,116,236	2.04%
Microsoft Corp.	10,553,400	7,698,438	1.72%
CVS Health Corp.	9,200,400	7,695,046	1.72%
Amazon.com, Inc.	10,147,500	7,464,873	1.67%
UnitedHealth Group, Inc.	8,523,900	6,311,799	1.41%
Visa, Inc.	9,335,700	5,761,118	1.29%
Broadcom, Inc.	6,629,700	5,320,821	1.19%
Intel Corp.	7,441,500	5,252,531	1.18%
Shell International Finance BV	6,900,300	5,141,523	1.15%
T-Mobile USA, Inc.	7,035,600	5,115,712	1.15%
The Walt Disney Co.	6,494,400	5,090,140	1.14%
Home Depot, Inc.	7,982,700	4,996,315	1.12%
Telefonica Emisiones, S.A.U.	5,412,000	4,887,132	1.09%
ExxonMobil Corp.	6,223,800	4,848,622	1.09%
Amgen, Inc.	6,765,000	4,654,777	1.04%
General Motors Co.	4,870,800	4,528,530	1.01%
Pfizer, Inc.	6,494,400	4,467,838	1.00%
Cigna Corp.	5,547,300	4,076,061	0.91%
Bristol-Myers Squibb Co.	6,494,400	4,072,018	0.91%
Enterprise Products Operating LLC	5,412,000	4,030,502	0.90%
Pacific Gas & Electric Co.	4,600,200	4,020,241	0.90%
B.A.T. Capital Corp.	5,547,300	3,943,909	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,869,499	0.87%
Altria Group, Inc.	5,412,000	3,866,555	0.87%
Raytheon Technologies Corp.	5,682,600	3,767,128	0.84%
PepsiCo, Inc.	4,464,900	3,699,851	0.83%
Gilead Sciences, Inc.	5,276,700	3,612,759	0.81%
Vodafone Group PLC	4,194,300	3,510,298	0.79%
Johnson & Johnson	5,276,700	3,407,376	0.76%
McDonald’s Corp.	3,788,400	3,298,733	0.74%
The Coca-Cola Co.	4,194,300	3,108,166	0.70%
FedEx Corp.	3,111,900	3,056,592	0.68%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
BP Capital Markets America, Inc.	4,194,300	$3,025,168	0.68%
Elevance Health, Inc.	3,788,400	2,981,725	0.67%
American International Group, Inc.	3,111,900	2,769,463	0.62%
Simon Property Group LP	3,382,500	2,667,942	0.60%
International Business Machines Corp.	3,788,400	2,602,058	0.58%
Union Pacific Corp.	3,653,100	2,568,737	0.57%
Berkshire Hathaway Finance Corp.	3,923,700	2,542,231	0.57%
		$378,609,777

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).